Financial Instruments - Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total	$ 20,169	$ 17,265	$ 5,402
Gain Loss Recognized In Accumulated Other Comprehensive Loss On Derivative (Effective Portion) [Member]
Interest rate swaps	(2,964)	(9,624)	(25,236)
Total	$ (2,964)	$ (9,624)	$ (25,236)